WIRELESS MAINGATE AB	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
ACQUISITION OF WIRELESS MAINGATE
Wireless Maingate AB

On January 16, 2015, we acquired all of the shares of Wireless Maingate AB ("Maingate") for cash consideration of $91.6 million ($88.4 million, net of cash acquired). Maingate is a Sweden-based provider of M2M connectivity and data management services.

We accounted for the transaction using the acquisition method and accordingly, recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our estimates of their respective fair values as at January 16, 2015. The excess of the purchase price over the final value assigned to the net assets acquired is recorded as goodwill.

The following table summarizes the final values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	3,139
Accounts receivable	2,795
Prepaid and other assets	270
Inventory	75
Property and equipment	275
Identifiable intangible assets	50,231
Goodwill	45,593
102,378
Liabilities assumed
Accounts payable and accrued liabilities	4,437
Deferred revenue	172
Deferred income tax	6,181
Fair value of net assets acquired	91,588

The goodwill of $45.6 million resulting from the acquisition consists largely of the expectation that the acquisition will strengthen our business and offer us significantly enhanced market position in Europe.  Goodwill has been assigned to the Cloud and Connectivity Services segment and is not deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	$
Brand	20 years	4,820
Customer relationships	12 years	34,571
Existing technology	4 years	3,411
In-process research and development	8 years	7,429
		50,231

The following table presents the unaudited pro forma results for the year ended December 31, 2015 and 2014. The pro forma financial information combines the results of operations of Sierra Wireless, Inc. and Maingate as though the businesses had been combined as of the beginning of fiscal 2014. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2014. The unaudited pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, and related tax effects.

	2015	2014
Pro forma information
Revenue	$608,516	$569,340
Earnings (loss) from operations	8,861	(4,719)
Net loss	(3,652)	(15,339)

Basic and diluted loss per share (in dollars)	$(0.11)	$(0.49)